Related Party Balances and Transactions (Details 2) - CAD ($)	Jul. 31, 2021	Jul. 31, 2020
Statement [Line Items]
Due to related parties	$ 25,367	$ 75,832
Shareholder [member]
Statement [Line Items]
Due to related parties	557	0
United Mineral Services [Member]
Statement [Line Items]
Due to related parties	15,786	0
HDSI [Member]
Statement [Line Items]
Due to related parties	$ 9,024	$ 75,832